Share-based Payment - Summary of Employee Share Options (Detail) Years in Thousands	12 Months Ended
	Dec. 31, 2025 ¥ / shares	Dec. 31, 2025 shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 Years	Dec. 31, 2024 ¥ / shares	Dec. 31, 2024 shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 Years	Dec. 31, 2023 ¥ / shares	Dec. 31, 2023 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 Years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year | ¥ / shares	¥ 88.9				¥ 87.58				¥ 86.62
Exercised during the year | ¥ / shares					8				8
Forfeited and other change during the year | (per share)	49.1				89.2						$ 98.34
Outstanding, end of year | ¥ / shares	97.38				88.9				87.58
Outstanding, beginning of year | shares		10,710,000				13,394,000				15,000,000
Exercised during the year | shares						(247,000)				(181,000)
Forfeited and other change during the year		(1,884,000)		(14)		(2,437,000)		(614)		(1,425,000)		(119)
Outstanding, end of year | shares		8,826,000				10,710,000				13,394,000
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year | ¥ / shares	30.46				50.48				83.73
Granted | ¥ / shares									8.9
Exercised during the year | ¥ / shares					61.44				431.02
Forfeited and other change during the year | $ / shares			$ 11.51				$ 39.95				$ 147.31
Outstanding, end of year | ¥ / shares	¥ 30.84				¥ 30.46				¥ 50.48
Outstanding, beginning of year | shares		847,000				2,096,000				2,355,000
Granted | shares										32,000
Exercised during the year | shares						(635,000)				(172,000)
Outstanding, end of year | shares		833,000				847,000				2,096,000